Document and Entity Information	Jan. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 23, 2026
Entity Registrant Name	INDIVIOR PHARMACEUTICALS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37835
Entity Tax Identification Number	41-2520873
Entity Address Address Line 1	10710 Midlothian Turnpike
Entity Address Address Line 2	Suite 125
Entity Address City Or Town	North Chesterfield
Entity Address State Or Province	VA
Entity Address Postal Zip Code	23235
City Area Code	804
Local Phone Number	379-1040
Entity Information Former Legal Or Registered Name	Indivior PLC
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, $0.001 par value per share
Trading Symbol	INDV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--01-23
Amendment Flag	false
Entity Central Index Key	0001625297